UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Dividend Income Fund
September 30, 2005

COMMON STOCKS	Shares	Value

Aircraft - 3.32%
Boeing Company (The)	71,650	$4,868,617
Goodrich Corporation	75,000	3,325,500
Lockheed Martin Corporation	33,950	2,072,308
		10,266,425

Aluminum - 0.59%
Alcoa Incorporated	74,650	1,822,953

Banks - 1.22%
Bank of America Corporation	89,900	3,784,790

Beverages - 1.40%
Diageo plc, ADR	74,400	4,315,944

Business Equipment and Services - 1.08%
Genuine Parts Company	77,950	3,344,055

Capital Equipment - 3.69%
Caterpillar Inc.	94,000	5,522,500
Deere & Company	96,300	5,893,560
		11,416,060
Chemicals - Petroleum and Inorganic - 1.20%
Dow Chemical Company (The)	45,250	1,885,567
du Pont (E.I.) de Nemours and Company	46,850	1,835,115
		3,720,682
Chemicals - Specialty - 0.49%
Air Products and Chemicals, Inc.	27,350	1,508,079

Computers - Peripherals - 3.09%
Microsoft Corporation	203,800	5,242,755
SAP Aktiengesellschaft, ADR	99,600	4,315,668
		9,558,423

Electrical Equipment - 0.59%
Emerson Electric Co.	25,200	1,809,360

Electronic Components - 1.13%
Microchip Technology Incorporated	48,300	1,454,313
Texas Instruments Incorporated	60,500	2,050,950
		3,505,263

Finance Companies - 2.98%
SLM Corporation	171,903	9,220,877

Food and Related - 0.40%
Campbell Soup Company	42,000	1,249,500

Health Care - Drugs - 2.55%
Abbott Laboratories	82,600	3,502,240
Pfizer Inc.	174,750	4,363,508
		7,865,748

Health Care - General - 0.97%
Johnson & Johnson	47,350	2,996,308

Hospital Supply and Management - 2.76%
Medtronic, Inc.	115,900	6,214,558
PacifiCare Health Systems, Inc.*	29,200	2,329,576
		8,544,134

Hotels and Gaming - 4.04%
Harrah's Entertainment, Inc.	67,400	4,393,806
Starwood Hotels & Resorts Worldwide, Inc.	141,750	8,103,848
		12,497,654

Household - General Products - 2.52%
Colgate-Palmolive Company	83,850	4,426,441
Procter & Gamble Company (The)	56,350	3,350,571
		7,777,012

Insurance - Property and Casualty - 2.43%
Allstate Corporation (The)	82,300	4,550,367
St. Paul Companies, Inc. (The)	65,650	2,945,716
		7,496,083

Leisure Time Industry - 0.57%
Carnival Corporation	35,450	1,771,791

Mining - 1.35%
Freeport-McMoRan Copper & Gold Inc., Class B	85,700	4,164,163

Multiple Industry - 4.24%
3M Company	20,600	1,511,216
General Electric Company	231,950	7,809,757
NRG Energy, Inc.*	34,750	1,480,350
Valor Communications Group, Inc.	168,400	2,295,292
		13,096,615

Non-Residential Construction - 2.25%
Fluor Corporation	108,000	6,953,040

Petroleum - Internationals - 9.74%
Anadarko Petroleum Corporation	76,800	7,353,600
BP p.l.c., ADR	47,300	3,351,205
Burlington Resources Inc.	102,400	8,327,168
Exxon Mobil Corporation	145,650	9,254,601
Marathon Oil Corporation	26,250	1,809,413
		30,095,987

Petroleum - Services - 11.66%
BJ Services Company	105,300	3,789,747
Baker Hughes Incorporated	131,800	7,865,824
National Oilwell Varco, Inc.*	57,700	3,796,660
Patterson-UTI Energy, Inc.	190,250	6,857,561
Schlumberger Limited	84,900	7,163,862
Transocean Inc.*	60,650	3,718,451
Weatherford International Ltd.*	41,800	2,869,988
		36,062,093

Railroad - 0.82%
Union Pacific Corporation	35,350	2,534,595

Real Estate Investment Trust - 2.26%
ProLogis	64,750	2,869,073
Simon Property Group, Inc.	55,450	4,109,954
		6,979,027

Retail - General Merchandise - 0.61%
Federated Department Stores, Inc.	28,315	1,893,424

Savings and Loans - 0.48%
Capitol Federal Financial	43,100	1,472,942

Security and Commodity Brokers - 5.96%
Alliance Capital Management L.P.	31,950	1,528,807
Chicago Mercantile Exchange Holdings Inc.	17,350	5,852,155
Franklin Resources, Inc.	18,150	1,523,874
Marsh & McLennan Companies, Inc.	112,050	3,405,200
Merrill Lynch & Co., Inc.	45,050	2,763,818
Morgan (J.P.) Chase & Co.	98,682	3,348,280
		18,422,134

Tobacco - 4.03%
Altria Group, Inc.	116,550	8,590,900
Reynolds American Inc.	46,600	3,868,732
		12,459,632

Trucking and Shipping - 1.71%
United Parcel Service, Inc., Class B	76,600	5,295,358

Utilities - Electric - 1.56%
Dominion Resources, Inc.	38,250	3,294,855
NiSource Inc.	62,600	1,518,050
		4,812,905

Utilities - Gas and Pipeline - 2.93%
Enbridge Inc.	99,050	3,161,676
Kinder Morgan, Inc.	61,450	5,909,032
		9,070,708

Utilities - Telephone - 2.49%
BellSouth Corporation	94,950	2,497,185
Iowa Telecommunications Services, Inc.	139,000	2,337,980
Vodafone Group Plc, ADR	110,750	2,876,177
		7,711,342

TOTAL COMMON STOCKS - 89.11%		$275,495,106

(Cost: $224,077,500)

	Principal
	Amount in
SHORT-TERM SECURITIES	Thousands

Aircraft - 1.62%
United Technologies Corporation,
3.77%, 10-3-05	$5,000	4,998,953

Beverages - 1.62%
Diageo Capital plc (Diageo plc),
3.57%, 10-7-05	5,000	4,997,025

Capital Equipment - 1.61%
Caterpillar Inc.,
3.74%, 10-14-05	5,000	4,993,247

Consumer Electronics - 1.61%
Sony Capital Corp.,
3.8%, 10-21-05	5,000	4,989,444

Finance Companies - 2.82%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	8,716	8,714,121

Food and Related - 1.61%
Sara Lee Corporation,
3.82%, 10-18-05	5,000	4,990,981

TOTAL SHORT-TERM SECURITIES - 10.89%		$33,683,771

(Cost: $33,683,771)

TOTAL INVESTMENT SECURITIES - 100.00%		$309,178,877

(Cost: $257,761,271)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Value Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 2.28%
Lockheed Martin Corporation	228,800	$13,965,952

Aluminum - 0.50%
Alcoa Incorporated (A)	124,600	3,042,732

Banks - 9.42%
Bank of America Corporation	440,370	18,539,577
Citigroup Inc.	380,700	17,329,464
Mellon Financial Corporation	347,300	11,103,181
Wachovia Corporation	96,800	4,606,712
Wells Fargo & Company	104,600	6,126,422
		57,705,356

Beverages - 1.94%
Diageo plc, ADR (A)	102,200	5,928,622
Molson Coors Brewing Company, Class B (A)	93,000	5,952,930
		11,881,552

Broadcasting - 1.54%
Viacom Inc., Class B	285,300	9,417,753

Business Equipment and Services - 2.87%
ARAMARK Corporation, Class B	347,300	9,276,383
Waste Management, Inc. (A)	290,200	8,302,622
		17,579,005

Capital Equipment - 1.14%
Illinois Tool Works Inc.	85,100	7,006,283

Chemicals - Petroleum and Inorganic - 0.72%
du Pont (E.I.) de Nemours and Company	111,900	4,383,123

Chemicals - Specialty - 1.63%
Air Products and Chemicals, Inc. (A)	50,300	2,773,542
Scotts Miracle-Gro Company (The)	82,100	7,219,053
		9,992,595

Communications Equipment - 1.00%
Cisco Systems, Inc.*	342,500	6,139,312

Computers - Main and Mini - 0.71%
International Business Machines Corporation	54,500	4,371,990

Computers - Peripherals - 5.49%
Lexmark International, Inc., Class A (A)*	74,800	4,566,540
Microsoft Corporation	294,000	7,563,150
Oracle Corporation*	763,500	9,463,583
Symantec Corporation (A)*	529,700	11,995,057
		33,588,330

Cosmetics and Toiletries - 0.80%
NBTY, Inc.*	207,700	4,880,950

Electronic Components - 1.06%
Intel Corporation (A)	262,700	6,474,241

Finance Companies - 5.50%
Fannie Mae	345,600	15,489,792
Freddie Mac	321,700	18,163,182
		33,652,974

Food and Related - 1.37%
J.M. Smucker Company (The)	172,500	8,373,150

Furniture and Furnishings - 2.00%
Masco Corporation	399,000	12,241,320

Health Care - Drugs - 1.59%
Pfizer Inc.	390,800	9,758,276

Health Care - General - 2.18%
Da Vita Inc.*	195,400	9,002,078
Wyeth	94,500	4,372,515
		13,374,593

Insurance - Life - 0.51%
UnumProvident Corporation	153,400	3,144,700

Insurance - Property and Casualty - 5.97%
Allstate Corporation (The)	227,600	12,584,004
Assurant, Inc.	282,300	10,744,338
St. Paul Companies, Inc. (The)	294,883	13,231,400
		36,559,742

Leisure Time Industry - 1.28%
Cendant Corporation	380,700	7,857,648

Motion Pictures - 1.21%
News Corporation Limited, Class A	476,300	7,425,517

Multiple Industry - 4.26%
General Electric Company	638,600	21,501,662
NRG Energy, Inc.*	107,400	4,575,240
		26,076,902

Petroleum - International - 15.91%
Burlington Resources Inc. (A)	130,200	10,587,864
ChevronTexaco Corporation	375,400	24,299,642
ConocoPhillips (A)	167,600	11,716,916
Devon Energy Corporation (A)	234,300	16,082,352
Exxon Mobil Corporation	546,300	34,711,902
		97,398,676

Publishing - 0.59%
Gannett Co., Inc.	53,000	3,647,990

Railroad - 1.36%
Union Pacific Corporation	116,400	8,345,880

Retail - Food Stores - 0.25%
Rite Aid Corporation*	394,700	1,531,436

Retail - General Merchandise - 2.16%
Dollar General Corporation	307,400	5,637,716
Family Dollar Stores, Inc.	381,900	7,588,353
		13,226,069

Security and Commodity Brokers - 7.06%
Marsh & McLennan Companies, Inc. (A)	267,700	8,135,403
Merrill Lynch & Co., Inc.	84,700	5,196,345
Morgan (J.P.) Chase & Co.	512,456	17,387,632
Morgan Stanley (A)	114,000	6,149,160
Prudential Financial, Inc.	91,300	6,168,228
		43,036,768

Tobacco - 2.32%
Altria Group, Inc.	192,500	14,189,175

Utilities - Electric - 5.05%
Dominion Resources, Inc. (A)	99,300	8,553,702
Exelon Corporation	166,000	8,871,040
NiSource Inc.	127,400	3,089,450
PPL Corporation	322,500	10,426,425
		30,940,617

Utilities - Gas and Pipeline - 1.17%
Enbridge Inc.	224,100	7,153,272

Utilities - Telephone - 5.95%
Iowa Telecommunications Services, Inc.	360,400	6,061,928
SBC Communications Inc.	409,200	9,808,524
Sprint Nextel Corporation (A)	367,500	8,739,150
Verizon Communications Inc.	182,600	5,969,194
Vodafone Group Plc, ADR	224,600	5,832,862
		36,411,658

TOTAL COMMON STOCKS - 98.79%		$604,775,537

(Cost: $536,021,452)

PREFERRED STOCK - 0.19%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	13	$1,190,798
(Cost: $1,300,000)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper - 0.80%
Publishing
Tribune Co.,
3.91%, 10-3-05	$4,886	4,884,939

Municipal Obligation - 0.22%
Washington
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Assocation),
3.93%, 10-3-05	1,355	1,355,000

TOTAL SHORT-TERM SECURITIES - 1.02%		$6,239,939

(Cost: $6,239,939)

TOTAL INVESTMENT SECURITIES - 100.00%		$612,206,274

(Cost: $543,561,391)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at September 30, 2005:

	Contracts
Underlying	Subject	Expiration Month/	Premium	Market
Security	to Call	Exercise Price	Received	Value

Alcoa Incorporated	1,246	November/29	$37,380	$1,234
Burlington Resources Inc.	247	October/80	44,757	74,100
ConocoPhillips	274	November/75	29,317	35,620
Devon Energy Corporation	331	October/62.5	22,508	221,108
Dominion Resources, Inc.	248	October/80	29,015	161,200
Intel Corporation	602	October/27.5	23,397	2,408
Marsh & McLennan Companies, Inc.	1,101	October/30	26,423	88,080
Morgan Stanley	589	November/57	24,738	25,018
Sprint Nextel Corporation	1,837	November/27.5	62,455	9,185
Waste Management, Inc.	1,083	October/30	23,283	10,830
			$323,273	$628,783

In addition to the above written call options, the following written put options were outstanding as of September 30, 2005:

	Contracts
Underlying	Subject	Expiration Month/	Premium	Market
Security	to Put	Exercise Price	Received	Value

Air Products and Chemicals, Inc.	277	December/50	$13,295	$13,850
Diageo plc, ADR	317	Octocber/55	20,014	7,925
Lexmark International, Inc., Class A	246	October/60	32,471	24,600
Molson Coors Brewing Company, Class B	245	October/55	17,884	1,225
Symantec Corporation	1447	November/18.5	28,940	7,235
Symantec Corporation	1455	October/20	36,752	7,275
Symantec Corporation	1,455	October/18.5	68,385	1,164
			$217,741	$63,274

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005